Financial Instruments - Additional information (Details) - CAD ($) $ in Millions	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total Debt		$ 11,000	$ 7,500
Cash collateral for risk management contracts price change		26	18
BP Canada
Disclosure of detailed information about financial instruments [line items]
Proportion of ownership interest in joint operation	50.00%
Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value debt carried at amortized cost		$ 10,600	$ 6,900